Investment Securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investment Securities

NOTE 4	Investment Securities
The Company’s held-to-maturity investment securities are carried at historical cost, adjusted for amortization of premiums and accretion of discounts. The Company’s available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
The amortized cost, gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2024				2023
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Held-to-Maturity
U.S. Treasury and agencies	$1,296	$—	$(21)	$1,275	$1,345	$—	$(35)	$1,310
Mortgage-backed securities
Residential agency	75,392	3	(12,317)	63,078	80,997	6	(9,929)	71,074
Commercial agency	1,702	—	(27)	1,675	1,695	6	(5)	1,696
Other	244	3	—	247	8	—	—	8
Total held-to-maturity	$78,634	$6	$(12,365)	$66,275	$84,045	$12	$(9,969)	$74,088
Available-for-Sale
U.S. Treasury and agencies	$30,467	$1	$(2,081)	$28,387	$21,768	$8	$(2,234)	$19,542
Mortgage-backed securities
Residential agency	35,558	13	(2,290)	33,281	28,185	104	(2,211)	26,078
Commercial
Agency	8,673	—	(1,322)	7,351	8,703	—	(1,360)	7,343
Non-agency	7	—	(1)	6	7	—	(1)	6
Asset-backed securities	7,136	30	(1)	7,165	6,713	25	(14)	6,724
Obligations of state and political subdivisions	10,690	13	(1,151)	9,552	10,867	36	(914)	9,989
Other	249	1	—	250	24	—	—	24
Total available-for-sale, excluding portfolio level basis adjustments	92,780	58	(6,846)	85,992	76,267	173	(6,734)	69,706
Portfolio level basis adjustments (a)	13	—	(13)	—	335	—	(335)	—
Total available-for-sale	$92,793	$58	$(6,859)	$85,992	$76,602	$173	$(7,069)	$69,706
(a)Represents fair value hedge basis adjustments related to active portfolio layer method hedges of available-for-sale investment securities, which are not allocated to individual securities in the portfolio. For additional information, refer to Note 19.
Investment securities with a fair value of $18.8 billion at December 31, 2024, and $20.5 billion at December 31, 2023, were pledged to secure public, private and trust deposits, repurchase agreements and for other purposes required by contractual obligation or law. Included in these amounts were securities where the Company and certain counterparties have agreements granting the counterparties the right to sell or pledge the securities. Investment securities securing these types of arrangements had a fair value of $320 million at December 31, 2024, and $338 million at December 31, 2023.
The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Taxable	$4,808	$4,171	$3,081
Non-taxable	303	314	297
Total interest income from investment securities	$5,111	$4,485	$3,378
The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Realized gains	$147	$74	$163
Realized losses	(301)	(219)	(143)
Net realized gains (losses)	$(154)	$(145)	$20
Income tax expense (benefit) on net realized gains (losses)	$(39)	$(37)	$5
The Company conducts a regular assessment of its available-for-sale investment securities with unrealized losses to determine whether all or some portion of a security’s unrealized loss is related to credit and an allowance for credit losses is necessary. If the Company intends to sell or it is more likely than not the Company will be required to sell an investment security, the amortized cost of the security is written down to fair value. When evaluating credit losses, the Company considers various factors such as the nature of the investment security, the credit ratings or financial condition of the issuer, the extent of the unrealized loss, expected cash flows of underlying collateral, the existence of any government or agency guarantees, and market conditions. The Company measures the allowance for credit losses using market information where available and discounting the cash flows at the original effective rate of the investment security. The allowance for credit losses is adjusted each period through earnings and can be subsequently recovered. The allowance for credit losses on the Company’s available-for-sale investment securities was immaterial at December 31, 2024 and December 31, 2023.
At December 31, 2024, certain investment securities had a fair value below amortized cost. The following table shows the gross unrealized losses excluding portfolio level basis adjustments and fair value of the Company’s available-for-sale investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2024:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury and agencies	$9,236	$(28)	$16,978	$(2,053)	$26,214	$(2,081)
Mortgage-backed securities
Residential agency	15,369	(275)	15,738	(2,015)	31,107	(2,290)
Commercial
Agency	—	—	7,351	(1,322)	7,351	(1,322)
Non-agency	—	—	7	(1)	7	(1)
Asset-backed securities	35	—	1,164	(1)	1,199	(1)
Obligations of state and political subdivisions	1,697	(21)	7,435	(1,130)	9,132	(1,151)
Other	2	—	4	—	6	—
Total investment securities	$26,339	$(324)	$48,677	$(6,522)	$75,016	$(6,846)
These unrealized losses primarily relate to changes in interest rates and market spreads subsequent to purchase of these available-for-sale investment securities. U.S. Treasury and agencies securities and agency mortgage-backed securities are issued, guaranteed or otherwise supported by the United States government. The Company’s obligations of state and political subdivisions are generally high grade. Accordingly, the Company does not consider these unrealized losses to be credit-related and an allowance for credit losses is not necessary. In general, the issuers of the investment securities are contractually prohibited from prepayment at less than par, and the Company did not pay significant purchase premiums for these investment securities. At December 31, 2024, the Company had no plans to sell investment securities with unrealized losses, and believes it is more likely than not it would not be required to sell such investment securities before recovery of their amortized cost.
During the years ended December 31, 2024 and 2023, the Company did not purchase any investment securities that had more-than-insignificant credit deterioration.
Predominantly all of the Company’s held-to-maturity investment securities are U.S. Treasury and agencies securities and highly rated agency mortgage-backed securities that are guaranteed or otherwise supported by the United States government and have no history of credit losses. Accordingly the Company does not expect to incur any credit losses on held-to-maturity investment securities and has no allowance for credit losses recorded for these securities.
The following table provides information about the amortized cost, fair value and yield by maturity date of the investment securities outstanding at December 31, 2024:

(Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)

Held-to-Maturity
U.S. Treasury and agencies
Maturing in one year or less	$650	$647	0.4	2.71%
Maturing after one year through five years	646	628	2.3	3.00
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$1,296	$1,275	1.3	2.85%
Mortgage-backed securities(a)
Maturing in one year or less	$42	$41	0.8	4.52%
Maturing after one year through five years	2,110	2,091	3.5	4.49
Maturing after five years through ten years	73,667	61,626	9.0	2.12
Maturing after ten years	1,275	995	10.1	2.18
Total	$77,094	$64,753	8.8	2.19%
Other
Maturing in one year or less	$19	$16	0.2	3.24%
Maturing after one year through five years	225	231	2.4	2.68
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$244	$247	2.2	2.73%
Total held-to-maturity(b)	$78,634	$66,275	8.7	2.20%
Available-for-Sale
U.S. Treasury and agencies
Maturing in one year or less	$11	$11	0.1	4.64%
Maturing after one year through five years	14,070	13,335	3.2	2.63
Maturing after five years through ten years	15,629	14,476	6.5	3.35
Maturing after ten years	757	565	10.6	1.92
Total	$30,467	$28,387	5.1	2.98%
Mortgage-backed securities(a)
Maturing in one year or less	$30	$29	0.6	2.02%
Maturing after one year through five years	6,028	5,611	3.9	2.87
Maturing after five years through ten years	37,699	34,560	7.9	3.96
Maturing after ten years	481	438	11.0	4.76
Total	$44,238	$40,638	7.4	3.82%
Asset-backed securities (a)
Maturing in one year or less	$—	$—	—	—%
Maturing after one year through five years	3,668	3,684	1.7	4.90
Maturing after five years through ten years	3,468	3,481	5.9	6.26
Maturing after ten years	—	—	—	—
Total	$7,136	$7,165	3.8	5.56%
Obligations of state and political subdivisions(c)(d)
Maturing in one year or less	$128	$128	0.4	5.53%
Maturing after one year through five years	1,698	1,687	2.5	4.67
Maturing after five years through ten years	1,563	1,474	7.2	3.69
Maturing after ten years	7,301	6,263	14.9	3.47
Total	$10,690	$9,552	11.7	3.72%
Other
Maturing in one year or less	$49	$49	0.7	4.66%
Maturing after one year through five years	200	201	1.7	4.82
Maturing after five years through ten years	—	—	—	—
Maturing after ten years	—	—	—	—
Total	$249	$250	1.5	4.79%
Total available-for-sale(b)(f)	$92,780	$85,992	6.8	3.67%
(a)Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
(b)The weighted-average maturity of total held-to-maturity investment securities was 8.7 years at December 31, 2023, with a corresponding weighted-average yield of 2.22 percent. The weighted-average maturity of total available-for-sale investment securities was 6.3 years at December 31, 2023, with a corresponding weighted-average yield of 3.12 percent.
(c)Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
(d)Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.
(e)Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to maturity.
(f)Amortized cost excludes portfolio level basis adjustments of $13 million.